Supplemental cash flow information (Tables)	12 Months Ended
Jun. 30, 2012
Supplemental Cash Flow Elements [Abstract]
Schedule of non-cash investing and financing transactions
	Year ended June 30,
	2012	2011
	$	$

Amortization capitalized to mineral interests	94,676	89,621
Transfer of share option reserve upon exercise of stock options	77,306	25,850
Transfer of warrants reserve upon exercise of warrants	558	1,488